Vessels, Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Balance December 31, 2013	$ 2,187,388
Depreciation	(51,818)	(41,489)
Balance June 30, 2014	2,148,682
Vessel Cost [Member]
Balance December 31, 2013	2,960,999
Vessel acquisitions and other vessels costs	19,840
Disposals	(11,250)
Balance June 30, 2014	2,969,589
Accumulated Depreciation [Member]
Balance December 31, 2013	(773,611)
Depreciation	(49,420)
Disposals	2,124
Balance June 30, 2014	(820,907)
Net Book Value [Member]
Balance December 31, 2013	2,187,388
Depreciation	(49,420)
Vessel acquisitions and other vessels costs	19,840
Disposals	(9,126)
Balance June 30, 2014	$ 2,148,682